UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Regional Bank Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.71%		$563,594,589

(Cost $363,697,153)

Financials 97.71%		563,594,589

Commercial Banks 82.92%
1st United Bancorp, Inc. (I)	627,074	3,718,549
Ameris Bancorp (I)	450,012	4,554,121
Anchor Bancorp (I)(V)	161,584	1,478,494
Bank of Marin Bancorp	9,004	346,744
Bar Harbor Bankshares	62,832	1,790,084
BB&T Corp.	995,835	25,573,043
Bond Street Holdings LLC, Class A (I)(S)	533,196	10,930,518
Boston Private Financial Holdings, Inc.	82,926	574,677
Bryn Mawr Bank Corp.	383,894	7,723,947
California United Bank (I)	152,292	1,644,754
Centerstate Banks, Inc.	711,554	4,646,448
Citizens Republic Bancorp, Inc. (I)	735,093	6,755,505
City Holding Company	94,723	2,961,988
Comerica, Inc.	415,668	13,313,846
Commerce Bancshares, Inc.	142,783	5,841,253
Cullen/Frost Bankers, Inc.	439,687	23,690,336
CVB Financial Corp.	383,715	3,718,198
East West Bancorp, Inc.	1,012,012	18,782,943
Evans Bancorp, Inc.	84,776	1,167,366
Fifth Third Bancorp	756,892	9,574,684
First California Financial Group, Inc. (I)	364,451	1,333,891
First Horizon National Corp.	324,384	2,916,212
First Merchants Corp.	132,571	1,186,510
First Southern Bancorp, Inc., Class B (I)	140,985	1,621,328
FNB Corp.	1,751,436	17,514,360
Glacier Bancorp, Inc.	410,433	5,393,090
Hancock Holding Company	465,738	15,346,067
Heritage Commerce Corp. (I)	712,266	3,554,207
Heritage Financial Corp.	141,015	1,837,425
Heritage Oaks Bancorp (I)	1,064,426	4,087,396
Horizon Bancorp	36,049	994,592
Huntington Bancshares, Inc.	722,763	4,369,102
Independent Bank Corp. - MA	661,869	17,572,622
Lakeland Financial Corp.	93,814	2,115,506
M&T Bank Corp.	174,347	15,035,685
MainSource Financial Group, Inc.	37,330	344,929
MB Financial, Inc.	549,209	11,088,530
NewBridge Bancorp. (I)	26,676	128,312
Pacific Continental Corp.	357,041	3,513,283
Park Sterling Corp. (I)	531,988	2,495,024
Peoples Bancorp, Inc.	74,580	889,739
PNC Financial Services Group, Inc.	464,692	25,228,129
Prosperity Bancshares, Inc.	207,906	8,634,336
Renasant Corp.	68,071	1,041,486
Sandy Spring Bancorp, Inc.	100,205	1,790,663
Sierra Bancorp	260,000	2,995,200
Southcoast Financial Corp. (I)	152,042	402,911
Sun Bancorp, Inc. (I)	500,510	1,561,591
SunTrust Banks, Inc.	615,273	15,068,036
SVB Financial Group (I)	337,944	20,621,343
Synovus Financial Corp.	3,634,483	6,651,104
Talmer Bank & Trust Company (I)(R)	830,801	5,942,126

1

Regional Bank Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

TCF Financial Corp.	1,012,426	$12,878,059
TriCo Bancshares	377,716	5,597,751
Trustmark Corp.	90,000	1,961,100
U.S. Bancorp	1,061,891	27,672,879
Union First Market Bankshares Corp.	179,977	2,240,714
United Bancorp, Inc. (I)	569,987	1,709,961
Univest Corp. of Pennsylvania	36,500	542,755
Washington Banking Company	130,863	1,697,293
Washington Trust Bancorp, Inc.	224,305	5,109,668
Wells Fargo & Company	1,035,337	28,927,316
WesBanco, Inc.	244,673	5,028,030
Westamerica Bancorp.	190,545	8,942,277
Wilshire Bancorp, Inc. (I)	978,184	3,228,007
Zions Bancorporation	944,769	20,690,441

Diversified Financial Services 8.77%
Bank of America Corp.	2,420,678	23,504,783
JPMorgan Chase & Company	668,925	27,058,016

Thrifts & Mortgage Finance 6.02%
Berkshire Hill Bancorp, Inc.	386,034	8,461,865
Citizens South Banking Corp. (V)	635,611	2,612,361
First Defiance Financial Corp. (I)	226,178	3,315,769
First Financial Holdings, Inc.	209,553	1,741,385
Flushing Financial Corp.	230,430	2,838,898
Heritage Financial Group, Inc.	174,238	2,052,524
Home Federal Bancorp, Inc.	220,191	2,353,842
Kaiser Federal Financial Group, Inc.	200,414	2,559,287
New York Community Bancorp, Inc.	215,662	2,917,907
WSFS Financial Corp.	148,312	5,889,468

	Shares	Value

Preferred Securities 0.44%		$2,549,850

(Cost $1,732,675)

Financials 0.44%		2,549,850

Commercial Banks 0.44%
First Southern Bancorp, Inc. (I)(J)	241	1,000,900
Monarch Financial Holdings, Inc., Series B, 7.800%	59,575	1,548,950

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 0.09%				$529,274

(Cost $428,884)

Financials 0.09%				529,274

Commercial Banks 0.09%
Banponce Trust I, Series A	8.327	2-1-27	$590,000	529,274

2

Regional Bank Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Warrants 0.36%		$2,078,016

(Cost $3,231,258)
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)	176,192	1,663,252
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $17.77) (I)(J)	63,055	141,874
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)	51,979	272,890

	Par value	Value
Short-Term Investments 1.70%		$9,773,000

(Cost $9,773,000)

Repurchase Agreement 1.70%		9,773,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $9,773,008 on 8-1-11, collateralized by $9,785,000 Federal Home Loan Bank, 1.625% due 11-21-12
(valued at $9,968,469, including interest)	$9,773,000	9,773,000

Total investments (Cost $378,862,970)† 100.30%		$578,524,729

Other assets and liabilities, net (0.30%)		($1,701,994)

Total net assets 100.00%		$576,822,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

	Original			Ending	Value as a
	Acquisition	Acquisition	Beginning	share	percentage of	Value as of
Issuer, description	date	cost	share amount	amount	Fund's net assets	7-31-11

Talmer Bank and
Trust Company	4-30-10	$4,984,806	830,801	830,801	0.89%	$5,942,126

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to note to the schedule of investments.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $383,199,173. Net unrealized appreciation aggregated $195,325,556 of which $210,846,756 related to appreciated investment securities and $15,521,200 related to depreciated investment securities.

3

Regional Bank Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs

Industry	$478,288,484	$461,415,840	$10,930,518	$5,942,126
Diversified Financial Services	50,562,799	50,562,799	—	—
Thrifts & Mortgage Finance	34,743,306	34,743,306	—	—
Commercial Banks	3,079,124	1,548,950	529,274	1,000,900
Warrants	2,078,016	2,078,016	—	—
Short-Term Investments	9,773,000	—	9,773,000	—

Total Investments in Securities	578,524,729	$$550,348,911	$21,232,792	$6,943,026

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-10	$4,259,696
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,683,330
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 7-31-11	$6,943,026
Change in unrealized at period end*	$2,683,330

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent

4

Regional Bank Fund
As of 7-31-11 (Unaudited)

pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2011, is set forth below:

	Beginning share	Ending share	Realized gain	Dividend
Affiliate	amount	amount	(loss)	income	Ending value

Citizens South Banking Corp.
Bought: 42,601 Sold: 0	593,010	635,611	-	$12,712	$2,612,361
Anchor Bancorp
Bought: 161,584 Sold: 0	-	161,584	-	-	$1,478,493

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3 7/11
9/11

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.64%		$458,917,324

(Cost $400,951,367)

Consumer Discretionary 14.10%		66,977,367

Diversified Consumer Services 0.90%
Global Education & Technology Group, Ltd., ADR (I)	853,311	4,283,621

Hotels, Restaurants & Leisure 3.70%
Bally Technologies, Inc. (I)	198,882	7,841,917
WMS Industries, Inc. (I)	353,794	9,754,101

Household Durables 2.93%
iRobot Corp. (I)(L)	255,410	8,929,134
Tempur-Pedic International, Inc. (I)	69,244	4,986,260

Internet & Catalog Retail 0.14%
Homeaway, Inc. (I)	17,532	689,183

Media 2.60%
Imax Corp. (I)	650,624	12,335,831

Specialty Retail 2.39%
A.C. Moore Arts & Crafts, Inc. (I)	1,217,400	2,252,190
Lumber Liquidators Holdings, Inc. (I)	578,040	9,081,008

Textiles, Apparel & Luxury Goods 1.44%
G-III Apparel Group, Ltd. (I)	221,060	6,824,122

Consumer Staples 3.07%		14,570,630

Food Products 3.07%
Darling International, Inc. (I)	863,189	14,570,630

Energy 13.23%		62,801,582

Energy Equipment & Services 3.11%
Dril-Quip, Inc. (I)	34,967	2,465,523
Lufkin Industries, Inc.	41,254	3,361,376
Pioneer Drilling Company (I)	248,893	4,049,489
Superior Energy Services, Inc. (I)	117,372	4,869,764

Oil, Gas & Consumable Fuels 10.12%
Africa Oil Corp. (I)	2,699,992	4,154,051
Americas Petrogas, Inc. (I)	3,909,420	9,165,420
BlackPearl Resources, Inc. (I)	789,185	4,922,856
Brigham Exploration Company (I)	198,478	6,311,600
Carrizo Oil & Gas, Inc. (I)	126,465	4,856,256
Ivanhoe Energy, Inc. (I)(L)	4,024,295	6,760,816
KiOR, Inc., Class A (I)	242,874	3,509,529
Solazyme, Inc. (I)	120,235	2,747,370
Surge Energy, Inc. (I)	557,184	5,627,532

Financials 3.00%		14,248,004

Capital Markets 2.90%
Evercore Partners, Inc., Class A	165,371	4,701,498
Lazard, Ltd., Class A	270,348	9,083,693

Commercial Banks 0.10%
Zions Bancorporation (L)	21,133	462,813

1

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Health Care 10.87%		$51,632,390

Health Care Equipment & Supplies 4.42%
Align Technology, Inc. (I)(L)	294,116	6,467,611
Arthrocare Corp. (I)	112,676	3,723,942
SonoSite, Inc. (I)	141,032	4,606,105
Thoratec Corp. (I)	184,195	6,205,530

Health Care Providers & Services 4.02%
Coventry Health Care, Inc. (I)	283,872	9,083,904
MEDNAX, Inc. (I)	146,709	9,999,685

Pharmaceuticals 2.43%
Impax Laboratories, Inc. (I)	241,558	5,116,198
Par Pharmaceutical Companies, Inc. (I)	198,500	6,429,415

Industrials 13.15%		62,459,104

Aerospace & Defense 5.50%
BE Aerospace, Inc. (I)	185,514	7,383,457
Hexcel Corp. (I)	521,438	12,483,226
The Keyw Holding Corp. (I)	560,239	6,252,267

Airlines 2.05%
Copa Holdings SA, Class A	148,582	9,748,465

Building Products 3.14%
Quanex Building Products Corp.	390,881	6,125,105
Trex Company, Inc. (I)	417,233	8,795,272

Commercial Services & Supplies 1.22%
Steelcase, Inc., Class A	580,666	5,766,013

Machinery 1.24%
Graham Corp.	300,066	5,905,299

Information Technology 27.03%		128,353,139

Communications Equipment 2.62%
KVH Industries, Inc. (I)(V)	1,297,725	12,419,228

Internet Software & Services 6.55%
Ancestry.com, Inc. (I)(L)	339,854	12,102,205
Bankrate, Inc. (I)	283,430	5,183,935
Demand Media, Inc. (I)(L)	375,204	3,804,569
TechTarget, Inc. (I)	760,198	5,040,113
XO Group, Inc. (I)	534,141	4,994,218

IT Services 3.99%
Cardtronics, Inc. (I)	455,847	10,475,364
VeriFone Systems, Inc. (I)	215,324	8,477,306

Semiconductors & Semiconductor Equipment 5.60%
Atmel Corp. (I)	721,468	8,729,763
Cavium, Inc. (I)	365,402	12,602,715
Ceva, Inc. (I)	173,801	5,252,266

Software 8.27%
BroadSoft, Inc. (I)	250,213	7,308,722
Concur Technologies, Inc. (I)(L)	172,860	7,854,758
Monotype Imaging Holdings, Inc. (I)	588,642	8,064,395
Rosetta Stone, Inc. (I)	555,343	7,663,733
Ultimate Software Group, Inc. (I)	154,098	8,379,849

2

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

		Shares	Value
Materials 12.19%			$57,875,108

Chemicals 3.47%
Karnalyte Resources, Inc. (I)		424,848	5,713,849
LSB Industries, Inc. (I)		111,464	4,429,579
Neo Material Technologies, Inc. (I)		680,950	6,343,037

Construction Materials 1.38%
Eagle Materials, Inc.		262,552	6,524,417

Metals & Mining 6.26%
Avalon Rare Metals, Inc. (I)		1,252,225	6,920,036
Carpenter Technology Corp.		106,330	6,107,595
Focus Metals, Inc. (I)		1,746,097	1,748,884
Pretium Resources, Inc. (I)		584,158	6,248,464
San Gold Corp. (I)		2,770,758	8,699,852

Paper & Forest Products 1.08%
Schweitzer-Mauduit International, Inc.		91,595	5,139,395

Investment Companies 1.59%			$7,556,589

(Cost $8,452,560)

Financials 1.59%			7,556,589

Solar Senior Capital, Ltd.		422,628	7,556,589

Warrants 0.06%			$268,429

(Cost $0)

Focus Metals Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	145,763
Frontier Rare Earths, Ltd. (Expiration Date: 11-30-12, Strike Price: CAD 4.60) (I)		558,105	122,666

Options Purchased 0.20%			$932,500

(Cost $527,795)

Put Option 0.20%			932,500

Ancestry.com, Inc. (Expiration Date: 8-20-11; Strike Price: $40.00)		186,500	932,500
	Yield	Shares	Value

Securities Lending Collateral 3.03%			$14,379,400

(Cost $14,367,906)

John Hancock Collateral Investment Trust (W)	0.2369%(Y)	1,436,791	14,379,400

		Par value	Value

Short-Term Investments 0.21%			$987,000

(Cost $987,000)

Repurchase Agreement 0.21%			987,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $987,001 on 8-1-11, collateralized by
$1,005,000 Federal Home Loan Mortgage Corp., 0.515% due 11-
26-12 (valued at $1,008,769, including interest)		$987,000	987,000

3

Small Cap Equity Fund

As of 7-31-11 (Unaudited)

Total investments (Cost $425,286,628)† 101.73%	$483,041,242

Other assets and liabilities, net (1.73%)	($8,199,458)

Total net assets 100.00%	$474,841,784

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $434,140,072. Net unrealized appreciation aggregated $48,901,170, of which $88,060,811 related to appreciated investment securities and $39,159,641 related to depreciated investment securities.

4

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$66,977,367	$66,977,367	—	—
Consumer Staples	14,570,630	14,570,630	—	—
Energy	62,801,582	53,636,162	$9,165,420	—
Financials	14,248,004	14,248,004	—	—
Health Care	51,632,390	51,632,390	—	—
Industrials	62,459,104	62,459,104	—	—
Information Technology	128,353,139	128,353,139	—	—
Materials	57,875,108	56,126,224	1,748,884	—
Investment Companies	7,556,589	7,556,589	—	—
Warrants	268,429	122,666	145,763	—
Options Purchased	932,500	932,500	—	—
Securities Lending Collateral	14,379,400	14,379,400	—	—
Short-Term Investments	987,000	—	987,000	—
Total Investments in Securities	$483,041,242	$470,994,175	$12,047,067	—
Written Options	($279,750)	($279,750)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various

5

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the nine months ended July 31, 2011, the Fund used purchased options to manage against anticipated changes in securities markets. During the nine months ended July 31, 2011, the Fund held purchased options with markets values ranging up to $1 million as measured at each quarter end.

6

Small Cap Equity Fund
As of 7-31-11 (Unaudited)

During the nine months ended July 31, 2011, the Fund wrote option contracts to manage against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the nine months ended July 31, 2011 and the contracts held at July 31, 2011.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	-	-
Options written	6,200	$836,110
Options closed	(4,335)	(660,803)
Outstanding, end of period	1,865	$175,307

NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF	PREMIUM	VALUE
			CONTRACTS

PUT

Ancestry.com, Inc.	$35	Aug 2011	1,865	$175,307	($279,750)
Total

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

		ASSET	LIABILITY
		DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	FINANCIAL INSTRUMENTS LOCATION	VALUE	VALUE

Equity contracts	Written Options, Purchased Options*	$932,500	($279,750)

*Purchased options are included in the Portfolio’s Investments

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine month period ended July 31, 2011, is set forth below:

	Beginning share	Ending share	Realized gain	Dividend
Affiliate	amount	amount	(loss)	income	Ending value

KVH Industries, Inc.
Bought: 1,297,725 Sold: none	-	1,297,725	-	-	$12,419,228

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3 7/11
9/11

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Financial Industries Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 94.55%		$252,230,865

(Cost $223,903,845)

Financials 94.55%		252,230,865

Capital Markets 19.72%
American Capital, Ltd. (I)	766,040	7,407,607
Ameriprise Financial, Inc.	151,763	8,210,378
Apollo Global Management LLC	338,117	5,852,805
Blackstone Group LP	109,596	1,820,390
Invesco, Ltd.	189,801	4,209,786
Janus Capital Group, Inc.	522,289	4,408,119
KKR & Company LP	45,824	671,322
Lazard, Ltd., Class A	95,425	3,206,280
Morgan Stanley	240,949	5,361,115
T. Rowe Price Group, Inc.	48,356	2,746,621
The Goldman Sachs Group, Inc.	64,506	8,706,375

Commercial Banks 39.85%
1st United Bancorp, Inc. (I)	113,767	674,638
BB&T Corp.	232,478	5,970,035
Boston Private Financial Holdings, Inc.	38,515	266,909
Citizens Republic Bancorp, Inc. (I)	3,454	31,742
Comerica, Inc.	43,759	1,401,601
East West Bancorp, Inc.	458,844	8,516,145
Fifth Third Bancorp	452,161	5,719,837
Glacier Bancorp, Inc.	188,692	2,479,413
Huntington Bancshares, Inc.	134,510	813,113
MB Financial, Inc.	91,887	1,855,199
Nordea Bank AB	539,607	5,723,325
PNC Financial Services Group, Inc.	194,030	10,533,889
Prosperity Bancshares, Inc.	93,690	3,890,946
Skandinaviska Enskilda Banken AB, Series A	442,573	3,362,151
Sun Bancorp, Inc. (I)	228,276	712,221
SunTrust Banks, Inc.	57,455	1,407,073
SVB Financial Group (I)	56,674	3,458,247
Synovus Financial Corp.	1,645,563	3,011,380
Talmer Bank & Trust Company (I) (R)	381,604	2,729,341
TCF Financial Corp.	470,746	5,987,889
U.S. Bancorp	526,912	13,731,327
Union First Market Bankshares Corp.	81,793	1,018,323
Wells Fargo & Company	432,469	12,083,184
Wilshire Bancorp, Inc. (I)	460,000	1,518,000
Zions Bancorporation	429,781	9,412,204

Consumer Finance 5.20%
American Express Company	145,238	7,267,710
Discover Financial Services	258,288	6,614,756

Diversified Financial Services 10.89%
Bank of America Corp.	935,298	9,081,744
Citigroup, Inc.	92,097	3,530,999
JPMorgan Chase & Company	331,416	13,405,777
NYSE Euronext	90,351	3,023,144

Insurance 5.92%
ACE, Ltd.	109,900	7,361,102
Assured Guaranty, Ltd.	269,537	3,813,949
Prudential Financial, Inc.	78,510	4,606,967

1

Financial Industries Fund
As of 7-31-11 (Unaudited)

			Shares	Value

Financials (continued)

Real Estate Investment Trusts 11.85%
Coresite Realty Corp.			93,962	$1,582,320
DiamondRock Hospitality Company			149,778	1,530,731
Digital Realty Trust, Inc.			74,826	4,580,099
Excel Trust, Inc.			93,430	1,071,642
FelCor Lodging Trust, Inc. (I)			248,270	1,276,108
General Growth Properties, Inc.			148,464	2,495,680
Homburg Canada Real Estate Investment Trust			130,983	1,710,888
Kimco Realty Corp.			109,448	2,082,795
Simon Property Group, Inc.			66,556	8,020,664
Transglobe Apartment Real Estate Investment Trust			162,470	1,889,206
Walter Investment Management Corp.			222,079	5,372,087

Real Estate Management & Development 1.12%
Altus Group Ltd.			159,165	1,067,819
The Howard Hughes Corp. (I)			32,017	1,935,748

Preferred Securities 0.72%				$1,908,689

(Cost $1,945,448)

Financials 0.72%				1,908,689

Real Estate Investment Trusts 0.72%
FelCor Lodging Trust, Inc., 8.000%			43,450	1,141,866
FelCor Lodging Trust, Inc., Series A, 1.950%			29,550	766,823

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.16% $433,451
(Cost $363,168)

Financials 0.16%				433,451

Commercial Banks 0.16%
Regions Financial Corp.	7.375	12/10/37	$459,000	433,451

			Shares	Value

Warrants 1.10%				$2,936,790

(Cost $3,861,276)

Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,027,125	718,988
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			223,341	2,108,339
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I) (J)			20,850	109,463

Investment Companies 1.02%				$2,713,915

(Cost $2,744,382)

Financials 1.02%				2,713,915

AP Alternative Assets LP			221,232	2,713,915

2

Financial Industries Fund
As of 7-31-11 (Unaudited)

	Par value	Value

Short-Term Investments 3.01%		$8,042,000

(Cost $8,042,000)

Repurchase Agreement 3.01%		8,042,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $8,042,007 on 8-1-11, collateralized by $8,175,000 Federal Home Loan Mortgage Corp., 0.515% due 11-
26-12 (valued at $8,205,656, including interest)	$8,042,000	8,042,000

Total investments (Cost $240,860,119)† 100.56%		$268,265,710

Other assets and liabilities, net (0.56%)		($1,496,308)

Total net assets 100.00%		$266,769,402

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

	Original			Ending	Value as a
	Acquisition	Acquisition	Beginning	share	percentage of	Value as of
Issuer, description	date	cost	share amount	amount	Fund's net assets	7-31-11

Talmer Bank and
Trust Company	4-30-10	$2,289,624	381,604	381,604	1.02%	$2,729,341

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $243,461,967. Net unrealized appreciation aggregated $24,803,743, of which $34,366,320 related to appreciated investment securities and $9,562,577 related to depreciated investment securities.

3

Financial Industries Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New

York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs
Common Stocks
Capital Markets	$52,600,798	$52,600,798	—	—
Commercial Banks	106,308,132	94,493,315	$9,085,476	$2,729,341
Consumer Finance	13,882,466	13,882,466	—	—
Diversified Financial Services	29,041,664	29,041,664	—	—
Insurance	15,782,018	15,782,018	—	—
Real Estate Investment Trusts	31,612,220	31,612,220	—	—
Real Estate Management & Development	3,003,567	3,003,567	—	—
Preferred Securities	1,908,689	1,908,689	—	—
Corporate Bonds	433,451	—	433,451
Warrants	2,936,790	2,936,790	—	—
Investment Companies	2,713,915	2,713,915	—	—
Short-Term Investments	8,042,000	—	8,042,000	—

Total Investments in Securities	$268,265,710	$247,975,442	$17,560,927	$2,729,341

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of October 31, 2010	$1,905,416
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	823,925
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of July 31, 2011	$2,729,341
Change in unrealized at period end*	$823,925

4

Financial Industries Fund
As of 7-31-11 (Unaudited)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, are valued at their closing net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
     ------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
     ------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

By: /s/ Charles A. Rizzo
     -------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 20, 2011